UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2018 – 06/30/2019

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21413
Reporting Period: 07/01/2018 - 06/30/2019
BlackRock Floating Rate Income Strategies Fund, Inc.

============= BlackRock Floating Rate Income Strategies Fund, Inc. =============

AVAYA HOLDINGS CORP.

Ticker:       AVYA           Security ID:  05351X101
Meeting Date: MAY 15, 2019   Meeting Type: Annual
Record Date:  MAR 20, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William D. Watkins       For       For          Management
1.2   Elect Director James M. Chirico, Jr.    For       For          Management
1.3   Elect Director Stephan Scholl           For       For          Management
1.4   Elect Director Susan L. Spradley        For       For          Management
1.5   Elect Director Stanley J. Sutula, III   For       For          Management
1.6   Elect Director Scott D. Vogel           For       For          Management
1.7   Elect Director Jacqueline E. Yeaney     For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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BLACKROCK LIQUIDITY FUNDS

Ticker:                      Security ID:  09248U718
Meeting Date: NOV 21, 2018   Meeting Type: Special
Record Date:  SEP 24, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Bruce R. Bond            For       For          Management
1a.2  Elect Director Susan J. Carter          For       For          Management
1a.3  Elect Director Collette Chilton         For       For          Management
1a.4  Elect Director Neil A. Cotty            For       For          Management
1a.5  Elect Director Robert Fairbairn         For       For          Management
1a.6  Elect Director Lena G. Goldberg         For       For          Management
1a.7  Elect Director Robert M. Hernandez      For       For          Management
1a.8  Elect Director Henry R. Keizer          For       For          Management
1a.9  Elect Director Cynthia A. Montgomery    For       For          Management
1a.10 Elect Director Donald C. Opatrny        For       For          Management
1a.11 Elect Director John M. Perlowski        For       For          Management
1a.12 Elect Director Joseph P. Platt          For       For          Management
1a.13 Elect Director Mark Stalnecker          For       For          Management
1a.14 Elect Director Kenneth L. Urish         For       For          Management
1a.15 Elect Director Claire A. Walton         For       For          Management

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GEO SPECIALTY CHEMICALS, INC.

Ticker:       GSCQL          Security ID:  37246R205
Meeting Date: NOV 12, 2018   Meeting Type: Annual
Record Date:  OCT 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Duncan H. Cocroft        For       Did Not Vote Management
1.2   Elect Director Michael Colodner         For       Did Not Vote Management
1.3   Elect Director David L. Eaton           For       Did Not Vote Management
1.4   Elect Director Kenneth A. Ghazey        For       Did Not Vote Management
1.5   Elect Director Philip J. Gund           For       Did Not Vote Management
1.6   Elect Director Linda Koffenberger       For       Did Not Vote Management
1.7   Elect Director Charles Macaluso         For       Did Not Vote Management

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SUNPOWER CORPORATION

Ticker:       SPWR           Security ID:  867652406
Meeting Date: MAY 16, 2019   Meeting Type: Annual
Record Date:  MAR 21, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Catherine Lesjak         For       For          Management
1.2   Elect Director Ladislas Paszkiewicz     For       Withhold     Management
1.3   Elect Director Julien Pouget            For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Ratify Ernst & Young LLP as Auditor     For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date:	August 29, 2019